Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 5,924,656	$ 6,115,927	$ 5,810,740
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,383,393	1,242,378	1,214,912
Amortization of Intangible Assets	0	0	11,970
Stock Option Compensation Expense	7,912	12,676	12,676
Discount Accretion and Premium Amortization	5,460,999	4,852,140	5,180,338
Provisions for Loan Losses	500,000	0	450,000
Income From BOLI	(528,000)	(423,000)	(300,000)
Gain on Sales of Loans	(956,333)	(689,843)	(620,994)
Gain on Sales of Mortgage-Backed Securities (MBS)	(29,080)	(510,702)	(503,288)
(Gain) Loss on Sales of Investment Securities	(674,668)	(1,375,379)	66,417
Gain on Sale of OREO	(841,221)	(227,053)	(303,440)
Write Down on OREO	40,000	312,347	505,000
Gain (Loss) on Disposition of Assets	0	(5,647)
Amortization of Deferred Costs on Loans	113,056	64,257	6,154
Proceeds From Sale of Loans Held For Sale	34,609,725	24,272,860	23,607,017
Origination of Loans Held For Sale	(35,434,740)	(24,180,577)	(23,616,864)
(Increase) Decrease in Accrued Interest Receivable:
Loans	(151,476)	84,601	60,178
MBS	9,451	67,660	49,515
Investment Securities	115,277	(114,276)	(15,768)
Increase (Decrease) in Advance Payments By Borrowers	3,850	(9,622)	10,988
Other, Net	1,808,774	(502,072)	575,230
Net Cash Provided By Operating Activities	11,361,575	8,986,675	12,200,781
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of MBS Available For Sale (AFS)	(44,877,661)	(35,881,719)	(54,673,351)
Proceeds from Maturities, Prepayments and Calls of MBS AFS	34,544,961	28,187,696	32,752,039
Purchase of MBS Held To Maturity (HTM)	(1,507,125)	0
Purchase of Investment Securities AFS	(52,310,805)	(78,573,124)	(64,593,473)
Proceeds from Payments and Maturities of Investment Securities AFS	23,277,500	30,858,855	21,531,825
Maturities of Investment Securities Held To Maturity	5,212,545	2,663,303	0
Proceeds from Sale of Investment Securities AFS	39,395,848	44,312,795	37,842,271
Proceeds From Sale of Mortgage-Backed Securities AFS	4,479,563	27,329,862	31,762,151
Investment in Certificates of Deposits with Other Banks	1,000,000	(1,350,005)	0
Purchase of FHLB Stock	(6,469,000)	(5,044,000)	(5,905,180)
Redemption of FHLB Stock	5,907,300	5,973,800	7,777,180
Payments to Acquire Life Insurance Policies	0	(5,000,000)
Proceeds from Life Insurance Policies			624,260
(Increase) Decrease in Loans Receivable	(29,008,003)	5,472,435	17,578,222
Proceeds from Sale of OREO	3,467,596	3,145,640	2,154,091
Purchase and Improvement of Premises and Equipment	(2,464,159)	(3,164,108)	(2,204,748)
Proceeds from Insurance Settlement, Investing Activities	0
Payments for (Proceeds from) Productive Assets		43,686
Net Cash Provided (Used) By Investing Activities	(19,351,440)	18,975,116	24,645,287
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in Deposit Accounts	2,006,733	(8,018,619)	1,418,392
Proceeds from FHLB Advances	331,501,000	284,804,000	253,630,000
Repayment of FHLB Advances	(317,746,000)	(303,064,000)	(288,470,058)
Proceeds from Notes Payable	13,000,000	0
Proceeds from (Repayments of) Other Debt	2,926,171	(2,111,371)	520,609
Payments for Repurchase of Preferred Stock and Preference Stock	21,340,000	0
Dividends to Preferred Stock Shareholders	(422,889)	(440,000)	(440,000)
Dividends to Common Stock Shareholders	(942,552)	(942,552)	(942,080)
Net Cash Provided (Used) By Financing Activities	8,982,463	(29,772,542)	(34,283,137)
Net Increase (Decrease) in Cash and Cash Equivalents	992,598	(1,810,751)	2,562,931
Cash and Cash Equivalents at Beginning of Year	8,381,951	10,192,702	7,629,771
Cash And Cash Equivalents At End Of Year	9,374,549	8,381,951	10,192,702
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	3,600,927	4,384,109	5,969,581
Income Taxes	899,242	2,258,388	1,464,350
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	1,026,178	4,362,635	1,638,135
Transfers of Available For Sale Securities to Held To Maturity	0	32,811,452
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ (3,082,275)	$ (1,214,014)	$ 5,003,969